INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended						36 Months Ended
	Mar. 16, 2007	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018
Composition of income tax expenses
Current income tax expense					¥ (15,692)	¥ (1,190)	¥ (2,425)
Deferred income tax credit				$ 161	1,107	620	620
Income Tax Expense (Benefit), Total				$ (2,125)	¥ (14,585)	¥ (570)	¥ (1,805)
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)				16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%			25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)				10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)				5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)				25.00%	25.00%
Youxinpai (Beijing) Information Technology Co., Ltd | PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)				12.50%	12.50%	12.50%
Preferential tax rate (as a percent)								15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)				12.50%	12.50%	0.00%
Reduction in preferential tax rate during subsequent three years (as a percent)		50.00%	50.00%	50.00%	50.00%
PRC subsidiaries, VIE's and VIE's subsidiaries | Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)				25.00%	25.00%